Other non-current assets	12 Months Ended
Dec. 31, 2015
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

        "Other non-current assets" consisted of the following:

	December 31,
($ in millions)	2015	2014
Pledged financial assets	220	229
Derivatives (including embedded derivatives) (see Note 5)	186	189
Investments	58	65
Restricted cash	55	64
Other	124	154

Total	643	701

        The Company entered into structured leasing transactions with U.S. investors prior to 1999. At the inception of the leasing arrangements the Company placed certain amounts in restricted cash deposits and held-to-maturity debt securities. These amounts, included as "Pledged financial assets" in the table above, are pledged as security for certain outstanding deposit liabilities included in "Other non-current liabilities" (see Note 13) and the funds received upon maturity of the respective pledged financial assets will only be available to the Company for repayment of these obligations.

        "Investments" represents shares and other equity investments carried at cost.